Shareholder Report, Holdings (Details) - C000246700	Oct. 31, 2025
NVIDIA8900386
Holdings [Line Items]
Percent of Total Investments	16.40%
Microsoft8900380
Holdings [Line Items]
Percent of Total Investments	10.90%
Alphabet8900328
Holdings [Line Items]
Percent of Total Investments	5.90%
Apple8900337
Holdings [Line Items]
Percent of Total Investments	5.50%
Amazon.com8900331
Holdings [Line Items]
Percent of Total Investments	5.20%
Meta Platforms8900373
Holdings [Line Items]
Percent of Total Investments	4.30%
Broadcom8900349
Holdings [Line Items]
Percent of Total Investments	3.90%
Netflix8900383
Holdings [Line Items]
Percent of Total Investments	3.40%
Arista Networks8900339
Holdings [Line Items]
Percent of Total Investments	3.40%
Shopify8900398
Holdings [Line Items]
Percent of Total Investments	3.30%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Financials
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Communication Services
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	54.00%